Shareholder's Equity	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Shareholder's Equity
Note 3: Stockholder’s Equity
The Company’s authorized capital stock consists of 1,000 shares of common stock, with a par value of $0.01 per share. On March 5, 2021, the Company issued 1,000 shares of common stock to CTAC for aggregate consideration of $10, in exchange for a stock subscription receivable, which has not been collected as of March 31, 2021.

Note 3: Stockholder’s Equity
The Company’s authorized capital stock consists of 1,000 shares of common stock, with a par value of $0.01 per share. On March 5, 2021, the Company issued 1,000 shares of common stock to CTAC for aggregate consideration of $10, in exchange for a stock subscription receivable, which has not been collected as of June 30, 2021 and March 31, 2021.

Cerberus Telecom Acquisition Corp [Member]
Shareholder's Equity
NOTE 8. SHAREHOLDERS’ EQUITY
Class
 A Ordinary Shares —
 The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2020, there were 26,735,238 Class A ordinary shares issued and outstanding, including 23,477,448 Class A ordinary shares subject to possible redemption.
Class
 B Ordinary Shares —
 The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On September 10, 2020, the Company issued 11,500,000 Class B ordinary shares to the Sponsor. On October 16, 2020, the Sponsor effected a surrender of 2,875,000 Founder Shares to the Company for no consideration. On October 21, 2020, the Sponsor effected a surrender of an additional 1,437,500 Class B ordinary shares, for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding to 7,187,500 shares. All shares and associated amounts have been retroactively restated to reflect the surrenders of shares. Of the 7,187,500 shares outstanding, up to 937,500 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares). On November 10, 2020, the underwriters partially exercised the over-allotment option and on December 7, 2020, as a result of the remaining over-allotment option expiring unexercised, 708,275 shares were forfeited. As of December 31, 2020, there were 6,479,225 Class B ordinary shares issued and outstanding.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis,
20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Proposed Public Offering (excluding the Private Placement Shares), plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Units issued to the sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans and the Private Placement Shares. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.
Preference Shares —
 The Company is authorized to issue 5,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no preference shares issued or outstanding.

Note 6 — Shareholder’s Equity
Class
 A Ordinary Shares—
The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 26,735,238 Class A ordinary shares issued and outstanding, respectively, including 22,604,917 and 23,477,448 Class A ordinary shares subject to possible redemption, respectively.
Class
 B Ordinary Shares—
The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On September 10, 2020, the Company issued 11,500,000 Class B ordinary shares to the Sponsor. On October 16, 2020, the Sponsor effected a surrender of 2,875,000 Founder Shares to the Company for no consideration. On October 21, 2020, the Sponsor effected a surrender of an additional 1,437,500 Class B ordinary shares, for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding to 7,187,500 shares. All shares and associated amounts have been retroactively restated to reflect the surrenders of shares. Of the 7,187,500 shares outstanding, up to 937,500 shares were subject to forfeiture to the extent that the underwriters’
over-allotment
option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares). On November 10, 2020, the underwriters partially exercised the over-allotment
option and on December 7, 2020, as a result of the remaining over-allotment
option expiring unexercised, 708,275 shares were forfeited. As of June 30, 2021 and December 31, 2020, there were 6,479,225 Class B ordinary shares issued and outstanding.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Proposed Public Offering (excluding the Private Placement Shares), plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked
securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Units issued to the sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans and the Private Placement Shares. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.
Preference Shares -
The Company is authorized to issue 5,000,000
preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021, there were no preference shares issued or outstanding.